Equity Awards and Warrants - Common Stock (Details) - shares shares in Thousands	Nov. 30, 2023	May 31, 2023	Aug. 31, 2022	Aug. 30, 2022	May 31, 2022
Equity Awards and Warrants
Common stock, shares authorized	1,750,000	1,750,000	1,350,000	1,000,000	1,750,000